SHAREHOLDERS' EQUITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Current Assets	$ 11,508,499	$ 8,683,444	$ 4,386,891
Non-Current Assets	20,951,366	25,159,815	11,887,701
Total Assets	32,459,865	33,843,259	16,274,592
Current Liabilities	22,952,000	24,058,824	13,379,828
Non-Current Liabilities	10,214,005	15,004,985	1,344,479
Total Liabilities	33,166,005	39,063,809	14,724,307
Non-Controlling Interest	(706,140)	(5,220,550)	1,550,285
Revenues	16,369,076	24,926,268	21,397,777
Net (Loss) Income Attributable to Non-Controlling Interest	4,509,745	(6,766,170)	(7,481,616)
Venice Caregivers Foundation, Inc. [Member]
Related Party Transaction [Line Items]
Current Assets	1,197,557	1,233,188	1,793,174
Non-Current Assets	13,045,511	16,867,824	6,133,804
Total Assets	14,243,068	18,101,012	7,926,978
Current Liabilities	10,836,220	12,831,161	6,375,156
Non-Current Liabilities	7,827,937	11,196,585	1,344,479
Total Liabilities	18,664,157	24,027,746	7,719,635
Non-Controlling Interest	(4,421,089)	(5,926,734)	207,343
Revenues	6,457,626	10,949,458	9,767,302
Net (Loss) Income Attributable to Non-Controlling Interest	1,504,096	(6,132,528)	(5,563,148)
LAX Fund 2 Group, L.L.C [Member]
Related Party Transaction [Line Items]
Current Assets		811,025	1,156,113
Non-Current Assets	2,925,798	3,259,563	1,753,897
Total Assets	2,925,798	4,070,588	2,910,010
Current Liabilities	9,032,248	7,481,953	5,203,258
Non-Current Liabilities	2,386,061	2,662,078
Total Liabilities	11,418,309	10,144,031	5,203,258
Non-Controlling Interest	(8,492,511)	(6,073,443)	(2,293,248)
Revenues
Net (Loss) Income Attributable to Non-Controlling Interest	(2,422,184)	(3,777,079)	(5,264,296)
Natures Cure, Inc. [Member]
Related Party Transaction [Line Items]
Current Assets	10,310,942	6,639,231	1,437,604
Non-Current Assets	4,980,057	5,032,428	4,000,000
Total Assets	15,290,999	11,671,659	5,437,604
Current Liabilities	3,083,532	3,745,710	1,801,414
Non-Current Liabilities	7	1,146,322
Total Liabilities	3,083,539	4,892,032	1,801,414
Non-Controlling Interest	12,207,460	6,779,627	3,636,190
Revenues	9,911,450	13,976,810	11,630,475
Net (Loss) Income Attributable to Non-Controlling Interest	$ 5,427,833	$ 3,143,437	$ 3,345,828